Composition of Certain Balance Sheet Accounts	12 Months Ended
Sep. 30, 2020
Composition of Certain Balance Sheet Accounts Disclosure [Abstract]
Composition of Certain Balance Sheet Accounts
7. COMPOSITION OF CERTAIN BALANCE SHEET ACCOUNTS
Allowance for Doubtful Accounts
Allowance for doubtful accounts consisted of the following (in thousands):

	As of September 30,
	2020	2019	2018
Beginning balance	$904	$1,230	$1,048
Provision	512	383	176
Bad debt write-offs	(119)	(709)	(89)
Acquisitions	35	—	95

Ending balance	$1,332	$904	$1,230

Accrued Expenses and Other Liabilities
Accrued expenses consisted of the following (in thousands):

	As of September 30,
	2020	2019
Employee related liabilities	$26,554	$17,202
Freight	5,530	4,158
Professional fees	4,249	14,160
Marketing	3,343	2,026
Warranty	2,921	2,543
Construction in progress	1,303	903
Capital lease	969	721
Contingent consideration	—	1,303
Other	5,647	4,887

Total accrued expenses and other current liabilities	$50,516	$47,903